Shareholders and Other Related Parties Balances and Transactions - Schedule of Transactions Between the Group and Related Parties (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Transactions Between the Group and Related Parties [Line Items]
Value of transactions for the period ended	$ (27,583,730)	$ 1,536,125	$ 10,358,989
Amounts receivable from related parties	15,090,994	39,810,019
Amounts payable to related parties	(34,836,506)	(54,902,951)
Sales of goods and services [Member] | Joint ventures and associates [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Value of transactions for the period ended	4,033,811	952,742	739,651
Sales of goods and services [Member] | Shareholders and other related parties [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Value of transactions for the period ended	3,714,441	2,911,723	6,565,027
Purchases of goods and services [Member] | Joint ventures and associates [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Value of transactions for the period ended	(24,061,563)	(500,704)	(738,652)
Purchases of goods and services [Member] | Shareholders and other related parties [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Value of transactions for the period ended	(3,517,528)	(1,998,349)	(2,334,556)
Purchases of goods and services [Member] | Key management personnel [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Value of transactions for the period ended	(3,079,070)
Net loans granted [Member] | Joint ventures and associates [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Value of transactions for the period ended	7,645,504	13,005,841	7,141,471
Interest gain [Member] | Joint ventures and associates [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Value of transactions for the period ended	944,186	135,485	212,407
Net loans received [Member] | Joint ventures and associates [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Value of transactions for the period ended		(1,860,058)	(1,854,680)
Puttable instruments [Member] | Joint ventures and associates [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Value of transactions for the period ended			4,399,631
Net Loans Granted One [Member] | Joint ventures and associates [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Value of transactions for the period ended		28,299	19,049
Preference shares [Member] | Joint ventures and associates [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Value of transactions for the period ended	(15,000,000)
Preference shares [Member] | Shareholders and other related parties [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Amounts payable to related parties	(15,739,726)
Interest expenses [Member] | Joint ventures and associates [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Value of transactions for the period ended		(2,425,703)	(956,873)
Own shares held by subsidiaries [Member] | Shareholders and other related parties [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Value of transactions for the period ended		(444,473)	(133,079)
In-kind contributions [Member] | Shareholders and other related parties [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Value of transactions for the period ended	4,343,549	2,409,244	1,163,384
Salaries, social security benefits and other benefits [Member] | Key management personnel [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Value of transactions for the period ended	(2,494,538)	(2,496,073)	(1,995,361)
Amounts payable to related parties	(41,620)	(226,702)
Sales and services [Member] | Key management personnel [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Value of transactions for the period ended	367,928
Stock options-based incentives [Member] | Key management personnel [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Value of transactions for the period ended	(480,450)	(8,181,849)	$ (1,868,430)
Trade debtors [Member] | Joint ventures and associates [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Amounts receivable from related parties	1,565,913	2,176,622
Trade debtors [Member] | Shareholders and other related parties [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Amounts receivable from related parties		37
Other receivables [Member] | Joint ventures and associates [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Amounts receivable from related parties	11,211,902	37,586,012
Other receivables [Member] | Shareholders and other related parties [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Amounts receivable from related parties	17,405	47,348
Loans receivables [Member] | Shareholders and other related parties [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Amounts receivable from related parties	2,295,774
Trade creditors [Member] | Joint ventures and associates [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Amounts payable to related parties	(620,034)	(52,778,206)
Trade creditors [Member] | Shareholders and other related parties [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Amounts payable to related parties		(37,985)
Convertible notes [Member] | Joint ventures and associates [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Amounts payable to related parties	(7,102,028)
Net loans payables [Member] | Joint ventures and associates [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Amounts payable to related parties	(10,303,098)	(1,860,058)
Warrants [Member] | Shareholders and other related parties [Member]
Schedule of Transactions Between the Group and Related Parties [Line Items]
Amounts payable to related parties	$ (1,030,000)